Supplement to

CALVERT FUND OF FUNDS PROSPECTUS
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

Statement of Additional Information dated January 31, 2007

Date of Supplement: October 26, 2007

Delete the heading and charts after the first paragraph under "Other Accounts Managed by Portfolio Manager of the Funds" on pages 36-37 of the Statement of Additional Information and replace with the following:

John P. Nichols
Calvert Asset Management Company, Inc.

Calvert Conservative Allocation Fund
Accounts Managed other than Calvert Conservative Allocation Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	5	0
Total Assets in Other Accounts Managed	$1,215,884,882	$60,474,485	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Calvert Moderate Allocation Fund
Accounts Managed other than Calvert Moderate Allocation Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	5	0
Total Assets in Other Accounts Managed	$1,142,854,837	$60,474,485	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Calvert Aggressive Allocation Fund
Accounts Managed other than Calvert Aggressive Allocation Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	5	0
Total Assets in Other Accounts Managed	$1,180,562,398	$60,474,485	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Delete the first heading after the first paragraph under "Potential Conflicts of Interest in Managing the Funds and Other Accounts" on page 37 of the Statement of Additional Information and replace with the following:

John P. Nichols
Calvert Asset Management Company, Inc.:

Delete the heading and charts after the first paragraph under "Compensation of Portfolio Manager of the Funds" on pages 38-39 of the Statement of Additional Information and replace with the following:

John P. Nichols
Calvert Asset Management Company, Inc.:
Compensation with Respect to Management of Calvert Conservative Allocation Fund and Other Accounts as of September 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor; and long- and short-term performance of Funds overseen, relative to Fund benchmarks. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Compensation with Respect to Management of Calvert Moderate Allocation Fund and Other Accounts as of September 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor; and long- and short-term performance of Funds overseen, relative to Fund benchmarks. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Compensation with Respect to Management of Calvert Aggressive Allocation Fund and Other Accounts as of September 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor; and long- and short-term performance of Funds overseen, relative to Fund benchmarks. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Delete the chart under "Securities Ownership of the Portfolio Manager of the Funds" on page 39 of the Statement of Additional Information and replace with the following:

Fund	Firm	Name of Portfolio Manager	Fund Ownership (as of September 30, 2007)

Calvert Conservative Allocation Fund	Calvert	John P. Nichols	None

Calvert Moderate Allocation Fund	Calvert	John P. Nichols	None

Calvert Aggressive Allocation Fund	Calvert	John P. Nichols	None